Revenue and segment analysis (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Abstract]
Summary of Analysis by Business Segment
ANALYSIS BY BUSINESS SEGMENT	Revenue			Adjusted operating profit
	2020 £m	2019 £m	2018 £m	2020 £m	2019 £m	2018 £m
Scientific, Technical & Medical	2,692	2,637	2,538	1,021	982	942
Risk	2,417	2,316	2,117	894	853	776
Legal	1,639	1,652	1,618	330	330	320
Exhibitions	362	1,269	1,219	(164)	331	313
Sub-total	7,110	7,874	7,492	2,081	2,496	2,351
Unallocated items	—	—	—	(5)	(5)	(5)
Total	7,110	7,874	7,492	2,076	2,491	2,346

Summary of Classification of Revenue
2020
	Scientific, Technical & Medical	Risk	Legal	Exhibitions	Total
Revenue by geographical market
North America	1,224	1,921	1,119	43	4,307
Europe*	621	327	338	83	1,369
Rest of world	847	169	182	236	1,434
Total revenue	2,692	2,417	1,639	362	7,110

Revenue by format
Electronic	2,326	2,387	1,422	44	6,179
Face-to-face	1	19	7	318	345
Print	365	11	210	—	586
Total revenue	2,692	2,417	1,639	362	7,110

Revenue by type
Subscriptions	2,048	944	1,287	—	4,279
Transactional	605	1,469	348	362	2,784
Advertising	39	4	4	—	47
Total revenue	2,692	2,417	1,639	362	7,110

*	Europe includes revenue of £464m from the United Kingdom (2019: £529m; 2018: £527m).
2019
	Scientific, Technical & Medical	Risk	Legal	Exhibitions	Total
Revenue by geographical market
North America	1,182	1,843	1,118	248	4,391
Europe*	635	317	340	508	1,800
Rest of world	820	156	194	513	1,683
Total revenue	2,637	2,316	1,652	1,269	7,874

Revenue by format
Electronic	2,214	2,264	1,400	51	5,929
Face-to-face	8	25	9	1,218	1,260
Print	415	27	243	—	685
Total revenue	2,637	2,316	1,652	1,269	7,874

Revenue by type
Subscriptions	1,970	872	1,287	—	4,129
Transactional	622	1,428	359	1,269	3,678
Advertising	45	16	6	—	67
Total revenue	2,637	2,316	1,652	1,269	7,874

2 Revenue and segment analysis (continued)

2018	Scientific, Technical & Medical	Risk	Legal	Exhibitions	Total
Revenue by geographical market
North America	1,118	1,669	1,083	221	4,091
Europe	611	322	340	535	1,808
Rest of world	809	126	195	463	1,593
Total revenue	2,538	2,117	1,618	1,219	7,492

Revenue by format
Electronic	2,094	2,030	1,338	51	5,513
Face-to-face	7	36	10	1,168	1,221
Print	437	51	270	—	758
Total revenue	2,538	2,117	1,618	1,219	7,492

Revenue by type
Subscriptions	1,877	765	1,247	—	3,889
Transactional	615	1,322	365	1,219	3,521
Advertising	46	30	6	—	82
Total revenue	2,538	2,117	1,618	1,219	7,492

Summary of Analysis of Revenue by Geographical Origin
ANALYSIS OF REVENUE BY GEOGRAPHICAL ORIGIN
	2020	2019	2018
	£m	£m	£m
North America	4,192	4,308	4,013
Europe	2,436	2,832	2,790
Rest of world	482	734	689
Total	7,110	7,874	7,492

Summary of Analysis by Business Segment Expenditure
ANALYSIS BY BUSINESS SEGMENT	Expenditure on acquired goodwill and intangible assets			Capital expenditure additions			Amortisation of acquired intangible assets			Depreciation and other amortization
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Scientific, Technical & Medical	169	65	106	94	104	100	65	62	58	120	109	109
Risk	822	47	852	93	96	92	192	170	161	98	89	73
Legal	—	139	30	153	155	145	68	24	33	176	150	147
Exhibitions	6	251	61	24	26	28	51	39	36	73	41	35
Total	997	502	1,049	364	381	365	376	295	288	467	389	364

Summary of Analysis of Non-current Assets by Geographical Location
ANALYSIS OF NON-CURRENT ASSETS BY GEOGRAPHICAL LOCATION	2020	2019	2018
	£m	£m	£m
North America	8,940	8,365	8,692
Europe	2,058	2,156	1,996
Rest of world	418	481	461
Total	11,416	11,002	11,149

Summary of Reconciliation of Operating Profit to Adjusted Operating Profit
RECONCILIATION OF OPERATING PROFIT TO ADJUSTED OPERATING PROFIT	2020	2019	2018
	£m	£m	£m
Operating profit	1,525	2,101	1,964
Adjustments:
Amortisation of acquired intangible assets	376	295	288
Exceptional costs in Exhibitions	183	—	—
Acquisition-related items	(12)	84	84
Reclassification of tax in joint ventures	5	12	11
Reclassification of finance income in joint ventures	(1)	(1)	(1)
Adjusted operating profit	2,076	2,491	2,346